Exhibit 99.1

World Omni Auto Receivables Trust 2022-A

Monthly Servicer Certificate

January 31, 2024

Dates Covered
Collections Period	01/01/24 - 01/31/24
Interest Accrual Period	01/16/24 - 02/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	02/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/23	387,030,361.42	21,023
Yield Supplement Overcollateralization Amount 12/31/23	9,519,565.44	0
Receivables Balance 12/31/23	396,549,926.86	21,023
Principal Payments	14,915,448.24	315
Defaulted Receivables	677,420.17	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/24	8,910,782.02	0
Pool Balance at 01/31/24	372,046,276.43	20,674

Pool Statistics	$ Amount	# of Accounts
Pool Factor	39.51%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,323,405.29	300
Past Due 61-90 days	2,382,490.95	97
Past Due 91-120 days	412,906.78	20
Past Due 121+ days	0.00	0
Total	10,118,803.02	417

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.66%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.73%
Delinquency Trigger Occurred	NO

Recoveries	342,839.52
Aggregate Net Losses/(Gains) - January 2024	334,580.65
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.01%
Prior Net Losses/(Gains) Ratio	1.41%
Second Prior Net Losses/(Gains) Ratio	0.53%
Third Prior Net Losses/(Gains) Ratio	0.37%
Four Month Average	0.83%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.51%

Overcollateralization Target Amount	4,644,197.93
Actual Overcollateralization	4,644,197.93
Weighted Average Contract Rate	4.29%
Weighted Average Contract Rate, Yield Adjusted	5.88%
Weighted Average Remaining Term	41.13

Flow of Funds	$ Amount
Collections	16,733,350.85
Investment Earnings on Cash Accounts	12,638.24
Servicing Fee	(330,458.27)
Transfer to Collection Account	-
Available Funds	16,415,530.82

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	486,974.19
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	10,339,887.06
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,644,197.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	862,614.14

Total Distributions of Available Funds	16,415,530.82

Servicing Fee	330,458.27
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 01/16/24	382,386,163.49
Principal Paid	14,984,084.99
Note Balance @ 02/15/24	367,402,078.50

Class A-1
Note Balance @ 01/16/24	0.00
Principal Paid	0.00
Note Balance @ 02/15/24	0.00
Note Factor @ 02/15/24	0.0000000%

Class A-2
Note Balance @ 01/16/24	0.00
Principal Paid	0.00
Note Balance @ 02/15/24	0.00
Note Factor @ 02/15/24	0.0000000%

Class A-3
Note Balance @ 01/16/24	261,436,163.49
Principal Paid	14,984,084.99
Note Balance @ 02/15/24	246,452,078.50
Note Factor @ 02/15/24	80.5978411%

Class A-4
Note Balance @ 01/16/24	79,150,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	79,150,000.00
Note Factor @ 02/15/24	100.0000000%

Class B
Note Balance @ 01/16/24	27,870,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	27,870,000.00
Note Factor @ 02/15/24	100.0000000%

Class C
Note Balance @ 01/16/24	13,930,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	13,930,000.00
Note Factor @ 02/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	568,831.69
Total Principal Paid	14,984,084.99
Total Paid	15,552,916.68

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.66000%
Interest Paid	361,653.36
Principal Paid	14,984,084.99
Total Paid to A-3 Holders	15,345,738.35

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6139509
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.1726101
Total Distribution Amount	16.7865610

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.1827240
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.0028288
Total A-3 Distribution Amount	50.1855528

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	690.06
Noteholders' Principal Distributable Amount	309.94

Account Balances	$ Amount
Reserve Account
Balance as of 01/16/24	2,322,098.97
Investment Earnings	10,339.15
Investment Earnings Paid	(10,339.15)
Deposit/(Withdrawal)	-
Balance as of 02/15/24	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,479,017.45	$3,538,862.31	$3,461,139.88
Number of Extensions	140	142	135
Ratio of extensions to Beginning of Period Receivables Balance	0.88%	0.86%	0.81%